LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	$ 11,308		$ 10,853
Recorded Investment With No Allowance	8,581		6,832
Recorded Investment With Allowance	822		2,393
Total Recorded Investment	9,403		9,225
Related Allowance	52		471
Average Recorded Investment	9,952		9,754
Interest Received	527	[1]	487	[1]
Interest Accrued	641		628
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	3,760		2,190
Recorded Investment With No Allowance	2,734		1,338
Recorded Investment With Allowance	217		234
Total Recorded Investment	2,951		1,572
Related Allowance	9		16
Average Recorded Investment	3,230		1,620
Interest Received	97	[1]	23	[1]
Interest Accrued	207		134
Non Farm, Non Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	3,720		3,236
Recorded Investment With No Allowance	3,241		1,155
Recorded Investment With Allowance			1,551
Total Recorded Investment	3,241		2,706
Related Allowance			282
Average Recorded Investment	3,570		2,819
Interest Received	213	[1]	157	[1]
Interest Accrued	212		168
Commercial loans secured by real estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,053		461
Recorded Investment With No Allowance	564		461
Recorded Investment With Allowance	166
Total Recorded Investment	730		461
Related Allowance	33		44
Average Recorded Investment	826		556
Interest Received	67	[1]	30	[1]
Interest Accrued	77		30
Other Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,256		3,834
Recorded Investment With No Allowance	1,092		3,310
Recorded Investment With Allowance			178
Total Recorded Investment	1,092		3,488
Related Allowance
Average Recorded Investment	1,171		3,704
Interest Received	89	[1]	225	[1]
Interest Accrued	84		241
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	9,789		9,721
Recorded Investment With No Allowance	7,631		6,264
Recorded Investment With Allowance	383		1,963
Total Recorded Investment	8,014		8,227
Related Allowance	42		342
Average Recorded Investment	8,797		8,699
Interest Received	466	[1]	435	[1]
Interest Accrued	580		573
Single Family Residential Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,094		1,121
Recorded Investment With No Allowance	539		568
Recorded Investment With Allowance	439		419
Total Recorded Investment	978		987
Related Allowance	10		118
Average Recorded Investment	786		1,044
Interest Received	44	[1]	52	[1]
Interest Accrued	42		55
Other Retail Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	425		11
Recorded Investment With No Allowance	411
Recorded Investment With Allowance			11
Total Recorded Investment	411		11
Related Allowance			11
Average Recorded Investment	369		11
Interest Received	17	[1]		[1]
Interest Accrued	19
Residential and Consumer [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Contractual Principal Balance	1,519		1,132
Recorded Investment With No Allowance	950		568
Recorded Investment With Allowance	439		430
Total Recorded Investment	1,389		998
Related Allowance	10		129
Average Recorded Investment	1,155		1,055
Interest Received	61	[1]	52	[1]
Interest Accrued	$ 61		$ 55

[1]	Interest income received is recognized interest income and approximates cash basis.